Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Research and development claims receivable	$29,280	$24,685
Accounts receivable	121	121
Prepayments	13,696	12,337
VAT receivable	2,787	2,701
Other assets	—	203
Other receivable	2,649	1,469
Deferred cost	1,997	1,494
Total prepaid expenses and other current assets	$50,530	$43,010